Earnings per share (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Earnings per share [Abstract]
Disclosure of detailed information about earnings per share [text block]
The calculation of basic earnings per share for the years ended March 31, 2024, 2023, and 2022 is based on the profit / (loss) attributable to ordinary shareholders of ₹168,939, ₹674,522, and ₹1,257,945 respectively and a weighted average number of shares outstanding of 183,033,950, 182,803,189 and  182,468,672 respectively, calculated as follows:

	Year ended
	March 31, 2024	March 31, 2023	March 31, 2022
Net profit – as reported	168,939	674,522	1,257,945

Weighted average number of shares – basic	183,033,950	182,803,189	182,468,672
Basic earnings per share	0.92	3.69	6.89

Weighted average number of shares – diluted	185,198,369	185,672,592	187,016,037
Diluted earnings per share	0.91	3.64	6.73

Disclosure of detailed information about weighted average number of shares [text block]
Weighted average number of ordinary shares basic

	Year ended March 31,
	2024	2023	2022
Issued fully paid ordinary shares on April 01	182,835,369	182,742,369	182,238,069
Effect of shares issued on exercise of stock options	198,581	60,820	230,603
Effect of partly paid shares	-	-	-
Weighted average number of equity shares and equivalent shares outstanding	183,033,950	182,803,189	182,468,672

Disclosure of detailed information about adjusted weighted average number of shares [text block]
Weighted average number of ordinary shares diluted

	Year ended March 31,
	2024	2023	2022
Weighted average number of ordinary shares (basic)	183,033,950	182,803,189	182,468,672
Effect of stock options (Note 1)	2,164,419	2,869,403	4,547,365
Weighted average number of equity shares outstanding (diluted)	185,198,369	185,672,592	187,016,037